UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7616

        Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Missouri Premium Income Municipal Fund (NOM) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.3% (2.3% of Total Investments)
$ 1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$1,109,700
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)

	Education and Civic Organizations – 6.2% (4.3% of Total Investments)
625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of	6/10 at 100.00	Baa2	667,388
	St. Louis, Series 2000, 6.750%, 6/15/30
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Louis Priory School,	2/08 at 101.00	A3	518,245
	Series 2000, 5.650%, 2/01/25
365	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/11 at 100.00	Aaa	394,430
	Series 2001, 5.500%, 4/01/18 – MBIA Insured
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center	6/06 at 100.00	N/R	507,450
	Multipurpose Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)

1,990	Total Education and Civic Organizations			2,087,513

	Health Care – 20.9% (14.5% of Total Investments)
1,800	Johnson County, Missouri, Hospital Revenue Bonds, Western Missouri Medical Center, Series	6/10 at 100.00	AA	1,936,998
	2000, 6.000%, 6/01/20 – RAAI Insured
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	783,593
	Health System, Series 2004, 5.500%, 2/15/29
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series
	2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,572,165
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,217,162
425	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	8/06 at 102.00	BBB+	434,138
	System, Series 1996, 6.500%, 2/15/21
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	530,775
	System, Series 2003, 5.700%, 2/15/34
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Luke’s Health System,	6/11 at 101.00	AAA	528,405
	Series 2001, 5.250%, 12/01/26 – FSA Insured

6,630	Total Health Care			7,003,236

	Housing/Multifamily – 7.0% (4.8% of Total Investments)
615	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II,	12/11 at 100.00	AA	644,864
	5.250%, 12/01/16
500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing	4/08 at 102.00	AAA	511,265
	Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 – FSA Insured (Alternative
	Minimum Tax)
545	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	4/07 at 102.00	AAA	566,342
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997A, 5.950%, 4/20/17
600	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	4/07 at 102.00	AAA	623,142
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997B, 6.000%, 10/20/15
	(Alternative Minimum Tax)

2,260	Total Housing/Multifamily			2,345,613

	Housing/Single Family – 1.0% (0.6% of Total Investments)
95	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/06 at 105.00	AAA	96,475
	Loan Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)
115	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/06 at 105.00	AAA	116,980
	Loan Program, Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)
135	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/10 at 100.00	AAA	135,790
	Loan Program, Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)

345	Total Housing/Single Family			349,245

	Long-Term Care – 5.6% (3.9% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,833,422
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
50	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John	8/09 at 101.00	N/R	52,950
	Knox Village, Series 1999, 6.000%, 8/15/17

1,800	Total Long-Term Care			1,886,372

	Materials – 2.3% (1.6% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB	779,760
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)

	Tax Obligation/General – 27.7% (19.2% of Total Investments)
300	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds,	3/15 at 100.00	AAA	319,350
	Series 2005, 5.000%, 3/01/25 – FSA Insured
500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	No Opt. Call	AAA	547,480
	Series 2005, 5.250%, 3/01/24 – FSA Insured
500	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and	3/12 at 100.00	AAA	539,955
	Improvement Bonds, Series 2002, 5.250%, 3/01/18 – FSA Insured
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A, 5.000%,	3/13 at 100.00	AA+	1,730,196
	3/01/23
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	1,164,230
	MBIA Insured
2,020	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds,	No Opt. Call	AAA	2,367,440
	Series 1995, 7.375%, 2/01/12 – FGIC Insured
785	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding	No Opt. Call	AAA	819,367
	Bonds, Series 1994A, 7.800%, 3/01/08 – FGIC Insured
1,405	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A,	4/13 at 100.00	AAA	1,498,559
	5.000%, 4/01/19 – FSA Insured
270	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	296,109
	2004, 5.250%, 3/01/20 – FSA Insured

8,410	Total Tax Obligation/General			9,282,686

	Tax Obligation/Limited – 34.7% (24.0% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 – FGIC	12/15 at 100.00	Aaa	638,316
	Insured
750	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R	771,203
	Redevelopment Project, Series 2002, 6.125%, 10/01/21
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	BBB+	366,923
	Project, Series 2005A, 5.000%, 6/01/35
2,000	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds,	4/10 at 100.00	AAA	2,159,240
	Midtown Redevelopment Project, Series 2000A, 5.750%, 4/01/22 – MBIA Insured
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement	3/10 at 101.00	AAA	489,047
	Bonds, Series 1999, 5.750%, 3/01/19 – MBIA Insured
1,135	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	Aa1	1,417,751
	6.000%, 8/01/26 – AGC Insured
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	BBB	618,234
	5.250%, 5/01/20
1,380	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley	11/11 at 100.00	Aaa	1,461,365
	Park Parking Garage, Series 2002D, 5.000%, 11/01/22 – AMBAC Insured
2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	6/10 at 100.00	AAA	2,194,120
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured
400	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	403,120
	Village Project, Series 2005A, 5.500%, 11/01/27
1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan	2/12 at 100.00	Aaa	1,107,720
	Courthouse, Series 2002A, 5.750%, 2/15/16 – FGIC Insured

10,675	Total Tax Obligation/Limited			11,627,039

	Transportation – 4.7% (3.3% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International	4/11 at 101.00	AAA	517,655
	Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	9/09 at 102.00	N/R	1,068,590
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19
1,500	Total Transportation			1,586,245

	U.S. Guaranteed – 27.1% (18.8% of Total Investments) (4)
750	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,	3/09 at 101.00	N/R (4)	799,088
	Series 1999, 5.850%, 3/01/19 (Pre-refunded 3/01/09)
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	2,712,572
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical	12/10 at 101.00	A (4)	1,120,420
	Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)
1,800	Springfield Public Utilities Board, Missouri, Certificates of Participation, Series 2001,	12/09 at 100.00	AAA	1,895,382
	5.000%, 12/01/17 (Pre-refunded 12/01/09) – AMBAC Insured
750	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/10 at 101.00	AAA	819,068
	2000, 5.750%, 3/01/17 (Pre-refunded 3/01/10) – FGIC Insured
80	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	88,340
	2004, 5.250%, 3/01/20 (Pre-refunded 3/01/14) – FSA Insured
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AAA	576,255
	7/01/20 (Alternative Minimum Tax) (ETM)
950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000,	6/10 at 100.00	N/R (4)	1,080,635
	7.250%, 6/15/25 (Pre-refunded 6/15/10)

8,330	Total U.S. Guaranteed			9,091,760

	Water and Sewer – 3.3% (2.3% of Total Investments)
640	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series	5/14 at 100.00	AAA	685,370
	2004A, 5.000%, 5/01/20 – MBIA Insured
350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control	No Opt. Call	Aaa	406,098
	Revenue Bonds, State Revolving Fund Program – Kansas City Project, Series 1997C, 6.750%,
	1/01/12

990	Total Water and Sewer			1,091,468

$ 44,680	Total Long-Term Investments (cost $45,392,570) – 143.8%			48,240,637

	Short-Term Investments – 0.6% (0.4% of Total Investments)
200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1
	Obligations, Series 1985, 3.060%, 12/01/15 – MBIA Insured (5)			200,000

$ 200	Total Short-Term Investments (cost $200,000)			200,000

	Total Investments (cost $45,592,570) – 144.4%			48,440,637

	Other Assets Less Liabilities – 3.3%			1,096,625

	Preferred Shares, at Liquidation Value – (47.7)%			(16,000,000)

	Net Assets Applicable to Common Shares – 100%			$33,537,262

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Investment is not rated.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $45,580,510.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$2,868,630
Depreciation	(8,503)

Net unrealized appreciation (depreciation) of investments	$2,860,127

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.